Feb. 05, 2016
WHV International Equity Fund
WHV International Equity Fund

FundVantage Trust

(the “Trust”)

WHV International Equity Fund

(the “Fund”)

Supplement dated February 5, 2016 to Prospectus for the Fund dated September 1, 2015, as amended from time to time (the “Prospectus”).

Change in Investment Strategy

Effective on February 15, 2016, the Fund’s investment strategy will change to reflect the Rivington Select International Equity Strategy.  The new strategy described below will replace the strategy described under “Summary of Principal Investment Strategies” on page 1 of the Prospectus and “Principal Investment Strategies” and “Other Investment Strategies and Policies” on page 6 of the Prospectus.  While the investment strategy and process implemented will change, the investment objective will not change.

WHV International Equity Fund Strategy

Summary of Principal Investment Strategies

The Fund primarily invests in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The Fund invests its assets in equity securities of non-U.S. companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a universe of stocks listed within the MSCI ACWI ex USA index, as well as those in other developed, emerging, and frontier markets with a market capitalization of $2.5 billion or higher. The Adviser anticipates that the percentage of the Fund’s investable universe not included in the MSCI ACWI ex USA index will be approximately 20%. The Fund ordinarily invests in no fewer than three different countries outside the U.S. Under normal market conditions, the Fund will invest at least 40% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. However, the Fund may invest a lesser amount of its assets in securities of non-U.S. companies when market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies.  The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund has a policy to invest, under normal conditions, at least 80% of its net assets (plus borrowings for investment purposes) at the time of initial purchase, in equity or equity-related securities. This non-fundamental policy may be changed by the Board of Trustees of the Trust without shareholder approval upon sixty (60) days’ written notice to shareholders. The Fund’s investments in equity and equity-related securities include common and preferred stock, exchange-traded funds, convertible preferred stock, warrants and rights.

WHV implements its investment strategy by first using a proprietary global “life-cycle” screen to narrow the Fund’s investable universe. WHV then uses a fundamental, “bottom-up” research selection and disciplined portfolio construction process which is focused on identifying stocks that the Adviser believes have the ability to generate sustainable returns, regardless of sector or country.

WHV’s “life-cycle” screen classifies companies according to their cash flow returns and asset growth into one of the following five categories, which are independent of sector, industry or region classification:

•                  Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

•                  Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

•                  Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

•                  Maturity: Companies characterized as earning a small positive spread above the cost of capital.

•                  Distress: Companies characterized as having returns driven down below the cost of capital.

WHV’s investment team actively invests across all five stages of the “life-cycle”, building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments.

Once the “life-cycle” screen has been applied, WHV uses a fundamental, bottom-up stock selection process. The team’s initial analysis includes researching a company’s business model, competitive landscape, management and financial statements. WHV’s investment team generally seeks companies which it believes have an attractive investment thesis and are, in the Adviser’s opinion, mispriced by the market. In constructing and maintaining the portfolio, the investment team seeks to balance the portfolio’s risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

The Adviser will sell or reallocate a Fund’s securities if the Adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

Other Investment Strategies and Policies

The Fund considers foreign (or non-U.S. companies) to be companies that (i) have their principal securities trading market in a foreign country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in foreign countries; (iii) are organized under the laws of, and have a principal office in, a foreign country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in a foreign country or countries.

The Fund considers emerging market companies and frontier market companies to be companies that (i) have their principal securities trading market in an emerging country and a frontier market country, respectively; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries and frontier market countries, respectively; (iii) are organized under the laws of, and have a principal office in, an emerging country and frontier market country, respectively, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries and a frontier market country or countries, respectively. “Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. The Fund currently considers each of the countries in the MSCI Emerging Markets Index to be emerging countries. “Frontier market countries” are a subset of emerging countries with even smaller national economies and include all countries represented in any widely-recognized index of frontier market securities. The Fund currently considers each of the countries in the MSCI Frontier Markets Index to be frontier market countries.

The Fund may borrow to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed income securities) to cover borrowings.

The Fund may invest directly in foreign securities traded domestically or in foreign markets, or indirectly through shares of ADRs, International Depositary Receipts, GDRs and European Depositary Receipts (together, “Depositary Receipts”) and New York Registry Shares.

The Adviser may sell securities in anticipation of market declines, trade securities actively or sell securities in order to make cash available for new investment opportunities, which could increase the Fund’s transaction costs (thus lowering performance) and increase your taxable distributions.

Any percentage limitations with respect to the investment of the Fund’s assets or quality requirement of issues or issuers in which the Fund invests are applied at the time of purchase.

In anticipation of or in response to adverse market or other conditions or atypical circumstances as determined by the portfolio manager, such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategies and may not achieve its investment objective.

Reduction in Investment Advisory Fee

In connection with the change of the Fund’s investment strategy, the Board of Trustees of the Trust approved, effective on the Effective Date, the reduction of the investment advisory fee payable by the Fund to the Adviser from 1.00% of the Fund’s average daily net assets to 0.74% of the Fund’s average daily net assets. Effective with the strategy change on the Effective Date, the Board also approved a decrease in the fee waiver and expense reimbursement arrangements with the Adviser to correspond with the decreased advisory fee. Under the new fee waiver and expense reimbursement arrangements the Adviser will reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” (as defined in Form N-1A) and brokerage commissions, do not exceed, 0.99% (on an annual basis) of the Fund’s average daily net assets. These expense limitation arrangements will remain in place until August 31, 2016, unless the Board approves their earlier termination.